Note 15 - Commitments - Total Future Capital Lease Obligations (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Remainder of 2017	$ 189,947
2018	283,864	$ 143,796
2019	122,094
2020	72,000
Sub-Total	667,905	981,607
Less: Interest expense	51,844	31,895
Total capital lease obligations	616,061	949,712
Current	411,309	791,009	$ 992,690
Long-Term	204,752	158,703	$ 932,826
Total	$ 616,061	$ 949,712